Note 21 - Deferred Income Tax - Net Deferred Tax Liabilities (Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Deferred tax assets	$ (245,547)	$ (205,590)
Deferred tax liabilities	274,721	254,801
Net deferred tax liability (asset)	29,174	49,211
At the beginning of the year	49,211	111,302
Translation differences	(133)	6,854
Increase due to business combinations		32,099
Decrease due to sale of subsidiaries	(533)
Charged to other comprehensive income	6,648	(3,146)
Income statement charge / (credit)	(26,019)	(97,898)
At the end of the year	$ 29,174	$ 49,211